Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.61%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.06%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.56%	February 15, 2020
Class B Notes	$47,350,000.00	1.97%	April 15, 2020
Class C Notes	$31,570,000.00	2.16%	August 15, 2020
Class D Notes	$31,570,000.00	2.75%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$594,492.89

Principal:
Principal Collections	$11,753,222.23
Prepayments in Full	$4,718,090.55
Liquidation Proceeds	$142,457.66
Recoveries	$73,648.61
Sub Total	$16,687,419.05
Collections	$17,281,911.94

Purchase Amounts:
Purchase Amounts Related to Principal	$337,162.92
Purchase Amounts Related to Interest	$1,285.21
Sub Total	$338,448.13

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$17,620,360.07

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	41
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$17,620,360.07
Servicing Fee	$183,441.62	$183,441.62	$0.00	$0.00	$17,436,918.45
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,436,918.45
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$17,436,918.45
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,436,918.45
Interest - Class A-4 Notes	$128,589.41	$128,589.41	$0.00	$0.00	$17,308,329.04
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,308,329.04
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$17,230,596.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,230,596.12
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$17,173,770.12
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,173,770.12
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$17,101,422.20
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$17,101,422.20
Regular Principal Payment	$16,201,612.30	$16,201,612.30	$0.00	$0.00	$899,809.90
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$899,809.90
Residual Released to Depositor	$0.00	$899,809.90	$0.00	$0.00	$0.00
Total		$17,620,360.07

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$16,201,612.30
Total					$16,201,612.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$16,201,612.30	$153.56	$128,589.41	$1.22	$16,330,201.71	$154.78
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$16,201,612.30	$10.06	$335,496.25	$0.21	$16,537,108.55	$10.27

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$98,914,928.49	0.9374934	$82,713,316.19	0.7839382
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$209,404,928.49	0.1300733	$193,203,316.19	0.1200095

Pool Information
Weighted Average APR	3.327%	3.334%
Weighted Average Remaining Term	23.09	22.34
Number of Receivables Outstanding	24,589	23,664
Pool Balance	$220,129,939.07	$202,991,540.69
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$209,404,928.49	$193,203,316.19
Pool Factor	0.1315335	0.1212929

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$9,788,224.50
Targeted Overcollateralization Amount	$9,788,224.50
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$9,788,224.50

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		93	$187,465.02
(Recoveries)		151	$73,648.61
Net Loss for Current Collection Period			$113,816.41
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6205%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.9256%
Second Prior Collection Period			0.9914%
Prior Collection Period			0.3324%
Current Collection Period			0.6456%
Four Month Average (Current and Prior Three Collection Periods)			0.7238%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		5,601	$13,976,027.38
(Cumulative Recoveries)			$2,102,666.65
Cumulative Net Loss for All Collection Periods			$11,873,360.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7095%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,495.27
Average Net Loss for Receivables that have experienced a Realized Loss			$2,119.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.06%	350	$4,172,706.17
61-90 Days Delinquent	0.08%	15	$167,415.37
91-120 Days Delinquent	0.03%	3	$61,650.75
Over 120 Days Delinquent	0.38%	55	$763,248.26
Total Delinquent Receivables	2.54%	423	$5,165,020.55

Repossession Inventory:
Repossessed in the Current Collection Period		13	$202,449.23
Total Repossessed Inventory		18	$278,515.14

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4448%
Prior Collection Period			0.3701%
Current Collection Period			0.3085%
Three Month Average			0.3745%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	March 2018
Payment Date	4/16/2018
Transaction Month	41

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer